Joint venture settlement obligation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of joint ventures [abstract]
Disclosure of detailed information about joint venture settlement obligation [Table Text Block]
	December 31, 2023	December 31, 2022
Opening balance	$-	$-
Joint-venture settlement obligation	3,811,504	-
Accretion	185,587	-
Ending balance	$3,997,091	$-
Classified as current	$698,950	$-
Classified at non-current	$3,298,141	$-